Mandatorily redeemable Series C preferred shares (Tables)	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Schedule of Dividend and Redemption Payments

Estimated dividend payments due in the next five years and dividend and redemption payments thereafter are:
2018	$1,068
2019	1,282
2020	1,344
2021	1,364
2022	1,390
Thereafter to 2031	15,761
Redemption amount	5,340
27,549
Less amounts representing interest	(9,085)
18,464
Less current portion	(1,068)
$17,396